Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of company’s revenues based on the nature and characteristics
	Year ended December 31,
	2021	2020	2019
Sales of products	$1,719,918	$692,288	$607,967
POC and NRE Contracts	355,837	295,595	285,067

	$2,075,755	$987,883	$893,034

Schedule of contract balances
	Year ended December 31,
	2021	2020
Trade receivables	$571,482	$127,538
Customer advances	$-	$76,296

Schedule of the changes in contract liabilities
	Year ended December 31,
	2021	2020
Balance as of January 1	$76,296	$188,238
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	-	76,296
Revenue recognized that was included in the contract liability balance at the beginning of the period	(76,296)	(188,238)
Balance as of December 31	$-	$76,296